Software technology development costs (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
Schedule of Expense of Development Costs
	2024	2023	2022
Opening total software technology development costs	$16,055,557	$13,056,478	$10,559,601

Software technology development during the year	3,445,018	2,999,079	2,496,877
Closing total software technology development costs	$19,500,575	$16,055,557	$13,056,478